Short-term Loan	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Short-term Loan

NOTE 10 - Short-term Loan

On April 16, 2020, the Company signed a loan agreement with one of its business partners, EESquare Superstore Corp. ("EESquare") for a working capital loan of up to $1.5 million (unaudited), with an interest rate at 3.25%. As of June 30, 2020, the Company has drawn down $950,000 (unaudited) under this loan agreement.